TRADE PAYABLES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Trade payables	1,930	831